Dividend Restrictions and Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure - Dividend Restrictions and Statutory Requirements [Abstract]
Statutory measurements
The statutory net income (loss) of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S., PartnerRe Asia and PartnerRe Canada for the years ended December 31, 2022, 2021 and 2020 was as follows (in millions of U.S. dollars):

	2022	2021	2020
PartnerRe Bermuda	$(139)	$900	$(52)
PartnerRe Europe	$(329)	$28	$237
PartnerRe U.S.	$242	$68	$28
PartnerRe Asia	$(31)	$(6)	$(2)
PartnerRe Canada	$(14)	$(12)	$13
The required and actual statutory capital and surplus of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S., PartnerRe Asia and PartnerRe Canada at December 31, 2022 and 2021 was as follows (in millions of U.S. dollars):

	PartnerRe Bermuda (1)		PartnerRe Europe		PartnerRe U.S.		PartnerRe Asia		PartnerRe Canada
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Required statutory capital and surplus	$2,725	$2,846	$1,537	$1,873	$1,356	$1,244	$47	$50	$1,144	$999
Actual statutory capital and surplus	$5,816	$6,004	$2,672	$2,744	$1,928	$1,369	$215	$249	$1,392	$1,240

(1)Required statutory capital and surplus is calculated at the Target Capital Level